MERRILL LYNCH
MULTI-STATE
LIMITED MATURITY
MUNICIPAL
SERIES TRUST




FUND LOGO




Semi-Annual Report

January 31, 1999



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Trust unless accompanied or preceded by the Trust's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.


Merrill Lynch Multi-State
Limited Maturity
Municipal Series Trust
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



Merrill Lynch Multi-State Limited Maturity Series Trust



Officers and
Trustees

Arthur Zeikel, President and Trustee
James H. Bodurtha, Trustee
Herbert I. London, Trustee
Robert R. Martin, Trustee
Joseph L. May, Trustee
Andre F. Perold, Trustee
Terry K. Glenn, Executive Vice President
Vincent R. Giordano, Senior Vice President
Edward J. Andrews, Vice President
Donald C. Burke, Vice President and Treasurer
Alice A. Pellegrino, Secretary
Gerald M. Richard, Treasurer of Merrill Lynch


Multi-State Limited Maturity Municipal Series Trust has recently retired. His colleagues at Merrill Lynch
Asset Management, L.P. join the Fund's Board of
Trustees in wishing Mr. Richard well in his retirement.

Custodian
The Bank of New York
90 Washington Street, 12th Floor
New York, NY 10005

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863



Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, January 31, 1999



TO OUR SHAREHOLDERS

The Municipal Market Environment
During the three months ended January 31, 1999, long-term bond yields moved significantly lower. US domestic economic growth remained moderate, with losses in the manufacturing sector offset by strong growth in service-oriented industries. Industrial commodity prices recently fell to their lowest level in over a decade. This suggests that the current positive inflationary environment is unlikely to be challenged in the near term. Additionally, the Federal Reserve Board again lowered short-term interest rates in November, in part to ensure that US domestic economic growth would not be negatively impacted by ongoing weak economic growth overseas. However, various external factors continued to outweigh the positive fundamental economic framework in the United States as they have for much of the past year. More significant declines in US fixed-income yields have been impeded by strong equity markets, both in the United States and abroad, and by the continued distraction of President Clinton's impeachment trial. These and other factors reduced investor demand for US securities. During the three-month period ended January 31, 1999, the yield on the 30-year bond fell approximately 15 basis points (0.15%) to 5.09%, and long-term municipal revenue bond yields declined almost 10 basis points to 5.17%, as measured by the Bond Buyer Revenue Bond Index.

Throughout most of 1998, the municipal bond market's performance was impeded by a significant increase in new-issue supply. However, in recent months, the technical position of the tax-exempt market improved. Over the last 12 months, almost $285 billion in new long-term tax-exempt bonds was underwritten, an increase of almost 30% compared to the same period a year ago. As municipal bond yields declined in recent years, it has taken increasingly lower bond yields to generate the cost savings necessary to refinance remaining higher-couponed debt. Consequently, the rate of increases in municipal bond issuance slowed in recent quarters. During the last six months, more than $125 billion in new tax-exempt bonds was issued, an increase of approximately 5% compared to the same period a year ago. During the January 31, 1999 quarter, $63 billion in new long-term municipal bonds was underwritten, representing an increase of 5% compared to the January 31, 1998 quarter.

The pace of tax-exempt issuance continued to slow in 1999. January's monthly issuance was less than $15 billion, representing a decline of almost 25% compared to January 1998's volume. Additionally, investors received more than $22 billion in coupon payments, maturities and proceeds from early redemptions in January. Investors can also expect to receive an additional $15 billion--$18 billion in February for reinvestment. Consequently, investor demand has been strong in recent months, easily matching, if not at times exceeding, available supply. We will monitor this trend closely in the coming months to determine if the supply pressures exerted in 1998 are abating and fostering a more balanced supply/demand environment for 1999. Such an environment should allow the tax-exempt market's performance to more closely mirror that of its taxable counterpart.

Foreign investors have rarely been active investors in the tax-exempt bond market since they are unable to benefit from the inherent tax advantage of municipal securities. Consequently, the municipal bond market has not been able to benefit from the strong "flight to quality" demand enjoyed by US Treasury securities since late 1997. This inability has in large part resulted in significantly smaller declines in municipal bond yields compared to US Treasury securities. However, this has resulted in the opportunity to purchase tax-exempt securities with yields very close to or, in some instances, exceeding those of comparable US Treasury bonds. By January 31, 1999, long-term tax-exempt bond yields were at 102% of US Treasury securities of comparable maturities, nearly matching the least expensive level of the past year. Municipal bond yield ratios have averaged approximately 95% for the last six months and 92% for all of 1998. During 1997, tax-exempt bond yield ratios averaged 84%. It is likely that the combination of the increase in new-issue volume and the "safe-haven" status of US Treasury securities drove municipal bond yield ratios to their present attractive levels. Should new volume decline and/or foreign financial markets regain stability in 1999, tax-exempt bond yield ratios could quickly return to their more historic levels (85%-- 88%).

Looking ahead, the expected combination of moderate economic growth in the United States and continued negligible inflation suggests a relatively stable interest rate environment into early 1999. However, it is likely that foreign financial markets will again be a critical factor in determining US bond yields. Economic problems in Russia and Brazil remain unresolved, suggesting that additional shocks to the world's financial system are possible. On the other hand, the continued robustness of the US economy has led to some back up in interest rates. However, at present these factors indicate that there is little immediate risk of sustained significant increases in long-term bond yields.


Portfolio Strategy

Merrill Lynch California Limited
Maturity Municipal Bond Fund
During the quarter ended January 31, 1999, Standard & Poor's affirmed its A+ rating on the state of California's outstanding general obligation debt, while Moody's Investors Service, Inc. rated the state's general obligation debt as Aa3. California took a step toward improving its credit rating in January when Governor Gray Davis' proposed $76.2 billion fiscal 1999 spending bill included a budget adjustment mechanism that would be triggered if revenues were to fall below forecasts. This mechanism would allow the state's Director of Finance to revise the budget after it is enacted so that state spending could be adjusted without action by lawmakers, thus avoiding revenue shortfalls. California continues to exhibit solid economic growth. The state's seasonally adjusted unemployment rate stood at 5.9% in December 1998, well above the national average and 10% above its pre-recession peak. Financial operations have been solid. Revenues spurred by personal income taxes came in 4% above 1997--1998 estimates. As a result, the state's general fund balance at June 30, 1998 was $2.2 billion. The 1998--1999 budget is designed to use some of the surplus, but a reserve of about $1.2 billion, or 2% of revenues, will be retained. Underlying fiscal assumptions appear to be reasonable, although revenues for the first four months of the fiscal year are slightly below estimates. There is some risk of lower tax revenues because of heightened global economic weakness. California is a major exporter to Asia, and exports for the first half of calendar 1998 were down considerably. However, this slack has been mostly absorbed because of increased activity with Europe and North American Free Trade Agreement countries. The state's debt position continues to be favorable with net tax supported debt of $23.0 billion, equal to $728 per capita and 2.7% of personal income.

At January 31, 1999, net assets of Merrill Lynch California Limited Maturity Municipal Bond Fund stood at approximately $10.9 million, an increase of about 2% from the October quarter-end. As we discussed in our October letter to shareholders, we decided to maintain an aggressive investment posture because we expected the Federal Reserve Board to maintain its easing bias as the US economy moderated somewhat and world financial markets remained tumultuous. This strategy enhanced performance considerably because even though US gross domestic product (GDP) growth surged in the fourth quarter of 1998 to approximately 6.1%, inflation remained benign and Brazil's financial problems caused a flight to quality into US dollar-denominated assets. The world financial markets' liquidity problems caused the Federal Reserve Board to cut the Federal Funds rate from 5.00% to 4.75%. These factors, combined with low municipal issuance, caused interest rates on five-year tax-exempt securities to drop 10 basis points--15 basis points, largely in January.

During the upcoming April quarter, we expect to adopt a more neutral investment posture. We believe continued strong US economic growth led by a strong stock market and calmer world financial markets may cause the Federal Reserve Board to rethink current monetary policy and adopt a bias to tighten in the months ahead to maintain the current low-inflation environment.


Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, January 31, 1999


Merrill Lynch Florida Limited
Maturity Municipal Bond Fund
During the quarter ended January 31, 1999, the state of Florida continued to exhibit strong economic growth. Collections of gross tax receipts grew at a 3.7% rate in 1997--1998 and are projected to grow at a rate of 4.6% for 1998--1999, while annual increases of approximately 4% are projected for the next couple of years. Estimated tax revenue collections were revised downward somewhat by the state's November Revenue Estimating Conference, but for the first six months of the current fiscal year tax revenue collections were up 9.5%. Continued nationwide personal income gains, high consumer confidence levels and a strong stock market have caused Florida's tourism and retail sectors to surge. The state's December seasonally adjusted unemployment rate stood at 4.2%, below the national rate of 4.3%. Florida continues to exhibit fiscal restraint, with the state's budget stabilization fund at $756 million, which is nearly 9% of estimated 1998--1999 revenues. General revenues were raised upward in November 1998 and collections for the first five months of 1998--1999 were moderately above target. State supported debt has remained relatively moderate over a long period and is equal to $855 per capita and 3.3% of personal income. The state must continue to maintain strong budget control since it will be faced with increased debt issuance in upcoming years in order to maintain and expand a very rapidly growing educational system.

At January 31, 1999, net assets of Merrill Lynch Florida Limited Maturity Municipal Bond Fund stood at approximately $20.0 million, an increase of approximately 3.1% from October quarter-end. As we discussed in our October letter to shareholders, we decided to maintain an aggressive investment strategy because we expected the Federal Reserve Board to maintain its easing bias as the US economy moderated somewhat and world financial markets remained tumultuous. This strategy enhanced performance considerably because even though US GDP growth surged in the fourth quarter of 1998 to approximately 6.1%, inflation remained benign and Brazil's financial problems caused a flight to quality into US dollar-denominated assets. The world financial markets' liquidity problems caused the Federal Reserve Board to cut the Federal Funds rate from 5.00% to 4.75%. These factors, combined with low municipal issuance, caused interest rates on five-year tax-exempt securities to dip 10 basis points--15 basis points, largely in January.

During the upcoming April quarter, we expect to adopt a more neutral investment posture. We believe continued strong US economic growth led by a strong stock market and calmer world financial markets may cause the Federal Reserve Board to rethink current monetary policy and adopt a bias to tighten in the months ahead in order to maintain the current low-inflation environment.


In Conclusion
We thank you for your support of Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,



(Terry K. Glenn)
Terry K. Glenn
Executive Vice President



(Vincent R. Giordano)
Vincent R. Giordano
Senior Vice President



(Edward J. Andrews)
Edward J. Andrews
Vice President and Portfolio Manager



March 3, 1999




PERFORMANCE DATA

About Fund
Performance

Investors are able to purchase shares of the Trust through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 1% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 1% if redeemed during the first year, decreasing 1% the next year to 0%. In addition, Class B Shares are subject to a distribution fee of 0.20% and an account maintenance fee of 0.15%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.20% and an account maintenance fee of 0.15%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 1% and an account maintenance fee of 0.10% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


Recent
Performance
Results*
                                                                                                      Since       Standardized
                                                                       12 Month       3 Month       Inception     30-Day Yield
                                                                     Total Return   Total Return   Total Return   As of 1/31/99
California Limited Maturity Fund Class A Shares                          +4.14%         +1.01%        +25.31%          2.22%
California Limited Maturity Fund Class B Shares                          +3.77          +0.92         +23.03           1.88
California Limited Maturity Fund Class C Shares                          +3.96          +0.96         +23.02           2.07
California Limited Maturity Fund Class D Shares                          +4.03          +0.88         +23.65           2.12
Florida Limited Maturity Fund Class A Shares                             +4.50          +1.31         +24.41           2.28
Florida Limited Maturity Fund Class B Shares                             +4.13          +1.22         +22.15           1.95
Florida Limited Maturity Fund Class C Shares                             +3.98          +1.23         +20.23           2.15
Florida Limited Maturity Fund Class D Shares                             +4.30          +1.19         +22.63           2.19

*Investment results shown do not reflect sales charges; results would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The since inception periods for each of the Funds within Merrill Lynch Multi-State Limited Maturity Municipal Series Trust are Class A & Class B Shares, from 11/26/93 to 1/31/99 and Class C & Class D Shares, from 10/21/94 to 1/31/99.


Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, January 31, 1999


PERFORMANCE DATA (concluded)


Average Annual
Total Returns

California Limited Maturity Fund

                                     % Return Without % Return With
Class A Shares*                        Sales Charge    Sales Charge**

Year Ended 12/31/98                        +3.92%         +2.88%
Five Years Ended 12/31/98                  +4.26          +4.05
Inception (11/26/93) through 12/31/98      +4.36          +4.15

[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.


                                        % Return        % Return
Class B Shares*                        Without CDSC    With CDSC**

Year Ended 12/31/98                        +3.54%         +2.54%
Five Years Ended 12/31/98                  +3.89          +3.89
Inception (11/26/93) through 12/31/98      +3.99          +3.99

[FN]
 *Maximum contingent deferred sales charge is 1% and reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                        % Return        % Return
Class C Shares*                        Without CDSC    With CDSC**

Year Ended 12/31/98                        +3.74%         +2.74%
Inception (10/21/94) through 12/31/98      +4.86          +4.86

[FN]
 *Maximum contingent deferred sales charge is 1% and reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
Class D Shares*                        Sales Charge    Sales Charge**

Year Ended 12/31/98                        +3.81%         +2.77%
Inception (10/21/94) through 12/31/98      +4.99          +4.73

[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.



Florida Limited Maturity Fund

                                     % Return Without % Return With
Class A Shares*                        Sales Charge    Sales Charge**

Year Ended 12/31/98                        +4.07%         +3.03%
Five Years Ended 12/31/98                  +4.15          +3.94
Inception (11/26/93) through 12/31/98      +4.19          +3.98

[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.


                                        % Return        % Return
Class B Shares*                        Without CDSC    With CDSC**

Year Ended 12/31/98                        +3.70%         +2.70%
Five Years Ended 12/31/98                  +3.78          +3.78
Inception (11/26/93) through 12/31/98      +3.82          +3.82

[FN]
 *Maximum contingent deferred sales charge is 1% and reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                        % Return        % Return
Class C Shares*                        Without CDSC     With CDSC**

Year Ended 12/31/98                        +3.52%         +2.52%
Inception (10/21/94) through 12/31/98      +4.26          +4.26

[FN]
 *Maximum contingent deferred sales charge is 1% and reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
Class D Shares*                        Sales Charge    Sales Charge**

Year Ended 12/31/98                        +3.97%         +2.93%
Inception (10/21/94) through 12/31/98      +4.78          +4.52

[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.




Portfolio
Abbreviations

To simplify the listings of Merrill Lynch Multi-State Limited
Maturity Municipal Series Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list at right.


AMT    Alternative Minimum Tax (subject to)
COP    Certificates of Participation
GO     General Obligation Bonds
PCR    Pollution Control Revenue Bonds
TAN    Tax Anticipation Notes
VRDN   Variable Rate Demand Notes


SCHEDULE OF INVESTMENTS                                                                                       (in Thousands)
                     California Limited Maturity Municipal Bond Fund

                     S&P      Moody's   Face                                                                         Value
STATE                Ratings  Ratings  Amount Issue                                                                (Note 1a)
California--94.3%    NR*      A1      $ 400   California Educational Facilities Authority, Revenue Refunding
                                              Bonds (Loyola Marymount University), 5.70% due 10/01/2002              $   430
                     AAA      Aaa       500   California Health Facilities Financing Authority, Revenue
                                              Refunding Bonds (Catholic Healthcare West), Series A, 5.30%
                                              due 7/01/2003 (c)                                                          534
                                              California State, GO:
                     A+       Aa3       750      6.75% due 10/01/2003                                                    851
                     AAA      Aaa       750      6.35% due 11/01/2004 (a)                                                855
                     AAA      Aaa       600   California State Public Works Board, Lease Revenue Bonds
                                              (Department of Corrections--State Prison), Series A, 7%
                                              due 9/01/2000 (d)                                                          649
                     AAA      Aaa       500   California Statewide Communities Development Authority, Lease
                                              Revenue Refunding Bonds (Oakland Convention Center Project),
                                              5.70% due 10/01/2002 (c)                                                   537
                     NR*      A         400   Coachella Valley, California, Water District Improvement No.
                                              71, COP (Storm Water District--Flood Control Project),
                                              6.60% due 10/01/2002 (d)                                                   450
                     AA-      NR*       400   East Bay, California, Municipal Utility District, Water System
                                              Revenue Bonds, 7.40% due 6/01/2000 (d)                                     431
                     AAA      Aaa       200   Los Angeles, California, Department of Airports, Airport Revenue
                                              Refunding Bonds, Series A, 6% due 5/15/2005 (a)                            225
                     A+       Aa3       650   Los Angeles, California, Department of Water and Power, Electric
                                              Plant Revenue Bonds, 6% due 4/01/2002                                      698
                                              Los Angeles, California, Harbor Department Revenue Bonds, AMT,
                                              Series B:
                     AA       Aa3       295      6% due 8/01/2001                                                        313
                     AA       Aa3       500      6% due 8/01/2004                                                        544
                     AA-      Aa1     1,000   Los Angeles County, California, Public Works Financing Authority,
                                              Revenue Refunding Bonds (Capital Construction), 4.80% due 3/01/2004      1,050
                     AAA      NR*       330   Northern California Power Agency, Public Power Revenue Refunding
                                              Bonds (Geothermal Project No. 3), Series A, 5% due 7/01/2004 (c)           352
                     AAA      Aaa       355   Sacramento County, California, Airport System Revenue Bonds,
                                              Series D, 6% due 7/01/2006 (b)(d)                                          411


Merrill Lynch Multi-State limited Maturity Municipal Series Trust, January 31, 1999


SCHEDULE OF INVESTMENTS (concluded)                                                                           (in Thousands)
                     California Limited Maturity Municipal Bond Fund (concluded)

                     S&P      Moody's   Face                                                                         Value
STATE                Ratings  Ratings  Amount Issue                                                                (Note 1a)
California           SP1+     MIG1++  $ 100   San Diego, California, GO, TAN, Series A, 4.50% due 9/30/1999          $   101
(concluded)          AAA      Aaa       400   San Diego, California, Regional Transportation Commission,
                                              Sales Tax Revenue Bonds, Second Series A, 5.25% due 4/01/2002 (c)          422
                     AAA      Aaa       350   San Francisco, California, City and County Airport Commission,
                                              International Airport Revenue Bonds, AMT, Second Series--
                                              Issue 18A, 6% due 5/01/2004 (b)                                            387
                     AAA      Aaa       400   Southern California Public Power Authority, Transmission
                                              Project, Revenue Refunding Bonds (Southern Transmission),
                                              Series A, 4.40% due 7/01/2007 (b)                                          416
                     AAA      Aaa       500   University of California, Revenue Refunding Bonds (Multi-Purpose
                                              Projects), Series C, 10% due 9/01/2001 (c)                                 583

Puerto Rico--4.1%    A        Aaa       400   Puerto Rico Commonwealth, Highway and Transportation Authority,
                                              Highway Revenue Bonds, Series T, 6.625% due 7/01/2002 (d)                  447

                     Total Investments (Cost--$10,018)--98.4%                                                         10,686

                     Other Assets Less Liabilities--1.6%                                                                 173
                                                                                                                     -------
                     Net Assets--100.0%                                                                              $10,859
                                                                                                                     =======

                  (a)FGIC Insured.
                  (b)MBIA Insured.
                  (c)AMBAC Insured.
                  (d)Prerefunded.
                    *Not Rated.
                   ++Highest short-term rating by Moody's Investors Service, Inc.

                     See Notes to Financial Statements.


SCHEDULE OF INVESTMENTS                                                                                       (in Thousands)
                     Florida Limited Maturity Municipal Bond Fund

                     S&P      Moody's  Face                                                                          Value
STATE                Ratings  Ratings Amount  Issue                                                                (Note 1a)
Florida--94.6%       NR*      Aaa    $1,000   Bay County, Florida, Hospital System Revenue Refunding Bonds
                                              (Bay Medical Center Project), 8% due 10/01/2004 (f)                    $ 1,234
                     AAA      Aaa       750   Boca Raton, Florida, Community Redevelopment Agency, Tax
                                              Increment Revenue Refunding Bonds (Mizner Park Project),
                                              4.10% due 3/01/2008 (e)                                                    760
                     AAA      Aaa       300   Dade County, Florida, Aviation Revenue Refunding Bonds,
                                              Series A, 5.60% due 10/01/2004 (b)                                         330
                     AAA      Aaa     1,000   Dade County, Florida, GO, Series I, 6.90% due 7/01/2003 (b)              1,133
                     AAA      Aaa       835   Dunedin, Florida, Hospital Revenue Bonds (Mease Health Care),
                                              6.75% due 11/15/2001 (d)(f)                                                927
                                              Florida State Board of Education, Capital Outlay, GO (Public
                                              Education):
                     AA+      Aa2       850      Refunding, 5.50% due 6/01/2001                                          892
                     AAA      Aaa       150      Refunding, Series A, 7.25% due 6/01/2000 (f)                            161
                     AA+      Aa2     1,000      Series B, 5.625% due 6/01/2005                                        1,108
                     AAA      Aaa     1,900   Florida State Division, Bond Finance Department, General Services
                                              Revenue Bonds (Department of Natural Resources Preservation),
                                              Series 2000-A, 6.40% due 7/01/2002 (b)                                   2,062
                     AAA      Aaa     1,730   Florida State Division, Bond Finance Department, General Services
                                              Revenue Refunding Bonds (Department of Natural Resources Preservation
                                              --Save Our Coast), Series A, 6.30% due 7/01/2001 (d)(f)                  1,867
                     A        A         100   Hillsborough County, Florida, Capital Improvement Revenue Refunding
                                              Bonds (County Center Project), Second Series, 6.75% due 7/01/2002 (f)      112
                     AAA      Aaa       200   Hollywood, Florida, Water and Sewer Revenue Refunding Bonds,
                                              6.875% due 10/01/2001 (c)(f)                                               222
                                              Jacksonville, Florida, Electric Authority, Revenue Refunding Bonds
                                              (Saint John's River):
                     AA       NR*     1,000      3rd Series, 6.65% due 10/01/2000 (f)                                  1,071
                     AA       Aa2     1,000      Issue 2, Series 6-C, 6.50% due 10/01/2001                             1,066
                     AAA      Aaa     1,000   Jacksonville, Florida, Health Facilities Authority, Hospital
                                              Revenue Refunding Bonds (Charity Obligation Group), Series A,
                                              5.50% due 8/15/2006 (d)                                                  1,106
                     A1+      VMIG1++   300   Jacksonville, Florida, PCR, Refunding (Florida Power and Light
                                              Company Project), VRDN, 3.20% due 5/01/2029 (a)                            300
                     AAA      Aaa       250   Kissimmee, Florida, Water and Sewer Revenue Refunding Bonds,
                                              5.40% due 10/01/2002 (b)                                                   267
                     A1+      VMIG1++   100   Martin County, Florida, PCR, Refunding (Florida Power and
                                              Light Company Project), VRDN, 3.125% due 9/01/2024 (a)                     100
                     AAA      Aaa       850   North Miami, Florida, Health Facilities Authority, Health
                                              Facility Revenue Refunding Bonds (Bon Secours Health System
                                              Project), 6% due 8/15/2002 (e)(f)                                          936
                     AA-      Aaa       850   Orlando, Florida, Utilities Commission, Water and Electric
                                              Revenue Bonds, Sub-Series A, 6.50% due 10/01/2001 (f)                      935
                     AAA      Aaa     1,000   Palm Bay, Florida, Utility Revenue Bonds (Palm Bay Utility Corp.
                                              Project), Series B, 6.20% due 10/01/2002 (d)(f)                          1,112
                                              Saint Lucie County, Florida, PCR, Refunding (Florida Power and
                                              Light Company Project), VRDN (a):
                     A1+      VMIG1++   100      3.125% due 1/01/2026                                                    100
                     A1+      VMIG1++   100      3.20% due 3/01/2027                                                     100
                     AAA      Aaa       500   Tampa, Florida, Health System Revenue Refunding Bonds (Catholic
                                              Health), Series A-3, 5.50% due 11/15/2006 (d)                              553
                     AAA      Aaa       400   Tampa, Florida, Water and Sewer Revenue Refunding Bonds,
                                              Series A, 6% due 10/01/2002 (c)(f)                                         439

Puerto Rico--4.8%    A        Baa1      900   Puerto Rico Commonwealth, Revenue Refunding Bonds, 5.30% due
                                              7/01/2004                                                                  966

                     Total Investments (Cost--$18,960)--99.4%                                                         19,859

                     Other Assets Less Liabilities--0.6%                                                                 120
                                                                                                                     -------
                     Net Assets--100.0%                                                                              $19,979
                                                                                                                     =======


                  (a)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at January 31, 1999.
                  (b)AMBAC Insured.
                  (c)FGIC Insured.
                  (d)MBIA Insured.
                  (e)FSA Insured.
                  (f)Prerefunded.
                    *Not Rated.
                   ++Highest short-term rating by Moody's Investors Service, Inc.


                     See Notes to Financial Statements.


Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, January 31, 1999


STATEMENTS OF ASSETS AND LIABILITIES
                                                                                            California        Florida
                                                                                             Limited          Limited
                                                                                             Maturity         Maturity
                    As of January 31, 1999                                                     Fund             Fund
Assets:             Investments, at value* (Note 1a)                                        $10,685,734      $19,858,710
                    Cash                                                                         17,296           25,561
                    Receivables:
                      Interest                                                                  183,648          262,665
                      Beneficial interest sold                                                    6,199               --
                    Deferred organization expenses (Note 1e)                                      1,168            3,855
                    Prepaid registration fees and other assets (Note 1e)                            523            7,996
                                                                                            -----------      -----------
                    Total assets                                                             10,894,568       20,158,787
                                                                                            -----------      -----------

Liabilities:        Payables:
                      Beneficial interest redeemed                                                8,717          112,081
                      Dividends to shareholders (Note 1f)                                         5,390            9,898
                      Investment adviser (Note 2)                                                 1,253            5,497
                      Distributor (Note 2)                                                        1,634            2,937
                    Accrued expenses and other liabilities                                       18,307           49,426
                                                                                            -----------      -----------
                    Total liabilities                                                            35,301          179,839
                                                                                            -----------      -----------

Net Assets:         Net assets                                                              $10,859,267      $19,978,948
                                                                                            ===========      ===========

Net Assets          Class A Shares of beneficial interest, $.10 par value, unlimited
Consist of:         shares authorized                                                       $    14,847      $    49,338
                    Class B Shares of beneficial interest, $.10 par value, unlimited
                    shares authorized                                                            45,628           88,778
                    Class C Shares of beneficial interest, $.10 par value, unlimited
                    shares authorized                                                             1,136            1,497
                    Class D Shares of beneficial interest, $.10 par value, unlimited
                    shares authorized                                                            43,998           57,061
                    Paid-in capital in excess of par                                         10,421,742       19,638,948
                    Accumulated realized capital losses on investments--net (Note 5).          (336,312)        (755,024)
                    Unrealized appreciation on investments--net                                 668,228          898,350
                                                                                            -----------      -----------
                    Net assets                                                              $10,859,267      $19,978,948
                                                                                            ===========      ===========

Net Asset Value:    Class A: Net assets.                                                    $ 1,526,931      $ 5,013,338
                                                                                            ===========      ===========
                             Shares outstanding                                                 148,470          493,377
                                                                                            ===========      ===========
                             Net asset value                                                $     10.28      $     10.16
                                                                                            ===========      ===========
                    Class B: Net assets                                                     $ 4,690,358      $ 9,020,323
                                                                                            ===========      ===========
                             Shares outstanding                                                 456,280          887,779
                                                                                            ===========      ===========
                             Net asset value                                                $     10.28      $     10.16
                                                                                            ===========      ===========
                    Class C: Net assets                                                     $   116,791      $   151,017
                                                                                            ===========      ===========
                             Shares outstanding                                                  11,360           14,972
                                                                                            ===========      ===========
                             Net asset value                                                $     10.28      $     10.09
                                                                                            ===========      ===========
                    Class D: Net assets                                                     $ 4,525,187      $ 5,794,270
                                                                                            ===========      ===========
                             Shares outstanding                                                 439,983          570,609
                                                                                            ===========      ===========
                             Net asset value                                                $     10.28      $     10.15
                                                                                            ===========      ===========

                   *Identified cost                                                         $10,017,506      $18,960,360
                                                                                            ===========      ===========

                    See Notes to Financial Statements.


STATEMENTS OF OPERATIONS
                                                                                            California         Florida
                                                                                              Limited          Limited
                                                                                             Maturity          Maturity
                    For the Six Months Ended January 31, 1999                                  Fund              Fund
Investment          Interest and amortization of premium and discount earned                $   244,226      $   464,309
Income                                                                                      -----------      -----------
(Note 1d):

Expenses:           Investment advisory fees (Note 2)                                            17,932           33,736
                    Accounting services (Note 2)                                                 18,025           27,868
                    Professional fees                                                            20,131           19,489
                    Printing and shareholder reports                                             12,712           25,029
                    Account maintenance and distribution fees--Class B (Note 2)                   8,280           15,011
                    Trustees' fees and expenses                                                   7,390           14,714
                    Registration fees (Note 1e)                                                   5,875            9,839
                    Account maintenance fees--Class D (Note 2)                                    1,963            2,826
                    Custodian fees                                                                1,510            1,951
                    Pricing fees                                                                  1,195            1,943
                    Amortization of organization expenses (Note 1e)                                 566            1,859
                    Transfer agent fees--Class B (Note 2)                                           821            1,204
                    Transfer agent fees--Class D (Note 2)                                           525              611
                    Transfer agent fees--Class A (Note 2)                                           198              543
                    Account maintenance and distribution fees--Class C (Note 2)                      86               19
                    Transfer agent fees--Class C (Note 2)                                            27                5
                    Other                                                                           990            1,085
                                                                                            -----------      -----------
                    Total expenses before reimbursement                                          98,226          157,732
                    Reimbursement of expenses (Note 2)                                          (10,247)              --
                                                                                            -----------      -----------
                    Total expenses after reimbursement                                           87,979          157,732
                                                                                            -----------      -----------
                    Investment income--net                                                      156,247          306,577
                                                                                            -----------      -----------

Realized &          Realized gain (loss) on investments--net                                        590          (46,468)
Unrealized          Change in unrealized appreciation on investments--net                       148,533          350,598
Gain (Loss) on                                                                              -----------      -----------
Investments--Net    Net Increase in Net Assets Resulting from Operations                    $   305,370      $   610,707
(Notes 1b,                                                                                  ===========      ===========
1d & 3):
                    See Notes to Financial Statements.




Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, January 31, 1999


STATEMENTS OF CHANGES IN NET ASSETS
                                                                         California Limited        Florida Limited
                                                                           Maturity Fund            Maturity Fund

                                                                     For the Six    For the     For the Six    For the
                                                                     Months Ended  Year Ended   Months Ended  Year Ended
                                                                     January 31,    July 31,    January 31,    July 31,
                    Increase (Decrease) in Net Assets:                   1999         1998          1999         1998
Operations:         Investment income--net                           $   156,247  $   438,283  $   306,577   $   827,683
                    Realized gain (loss) on investments--net                 590      135,816      (46,468)       69,426
                    Change in unrealized appreciation on
                    investments--net                                     148,533     (244,868)     350,598      (229,527)
                                                                     -----------  -----------  -----------   -----------
                    Net increase in net assets resulting
                    from operations                                      305,370      329,231      610,707       667,582
                                                                     -----------  -----------  -----------   -----------

Dividends to        Investment income--net:
Shareholders          Class A                                            (24,011)    (100,638)     (84,724)     (228,224)
(Note 1f):            Class B                                            (68,550)    (210,256)    (129,176)     (349,950)
                      Class C                                             (1,765)      (2,663)        (376)         (615)
                      Class D                                            (61,921)    (124,726)     (92,301)     (248,894)
                                                                     -----------  -----------  -----------   -----------
                    Net decrease in net assets resulting from
                    dividends to shareholders                           (156,247)    (438,283)    (306,577)     (827,683)
                                                                     -----------  -----------  -----------   -----------

Beneficial          Net increase (decrease) in net assets
Interest            derived from beneficial interest
Transactions        transactions                                       1,629,684   (4,939,204)     967,265    (6,762,222)
(Note 4):                                                            -----------  -----------  -----------   -----------

Net Assets:         Total interest (decrease) in net assets            1,778,807   (5,048,256)   1,271,395    (6,922,323)
                    Beginning of period                                9,080,460   14,128,716   18,707,553    25,629,876
                                                                     -----------  -----------  -----------   -----------
                    End of period                                    $10,859,267  $ 9,080,460  $19,978,948   $18,707,553
                                                                     ===========  ===========  ===========   ===========

                    See Notes to Financial Statements.


FINANCIAL HIGHLIGHTS
                                                                         California Limited Maturity Fund

                                                                                     Class A
The following per share data and ratios have              For the
been derived from information provided in the            Six Months
financial statements.                                      Ended
                                                        January 31,            For the Year Ended July 31,
Increase (Decrease) in Net Asset Value:                     1999         1998          1997        1996         1995
Per Share           Net asset value, beginning of
Operating           period                              $    10.13    $    10.22   $    10.05   $     9.99    $     9.88
Performance:                                            ----------    ----------   ----------   ----------    ----------
                    Investment income--net                     .17           .39          .38          .39           .42
                    Realized and unrealized gain
                    (loss) on investments--net                 .15          (.09)         .17          .06           .11
                                                        ----------    ----------   ----------   ----------    ----------
                    Total from investment
                    operations                                 .32           .30          .55          .45           .53
                                                        ----------    ----------   ----------   ----------    ----------
                    Less dividends from investment
                    income--net                               (.17)         (.39)        (.38)        (.39)         (.42)
                                                        ----------    ----------   ----------   ----------    ----------
                    Net asset value, end of period      $    10.28    $    10.13   $    10.22   $    10.05    $     9.99
                                                        ==========    ==========   ==========   ==========    ==========

Total Investment    Based on net asset value
Return:**           per share                                3.14%++       2.96%        5.57%        4.56%         5.60%
                                                        ==========    ==========   ==========   ==========    ==========

Ratios to Average   Expenses, net of reimbursement           1.51%*        1.12%        1.08%         .94%          .40%
Net Assets:                                             ==========    ==========   ==========   ==========    ==========
                    Expenses                                 1.71%*        1.32%        1.28%        1.30%         1.44%
                                                        ==========    ==========   ==========   ==========    ==========
                    Investment income--net                   3.26%*        3.82%        3.75%        3.89%         4.36%
                                                        ==========    ==========   ==========   ==========    ==========

Supplemental        Net assets, end of period (in
Data:               thousands)                          $    1,527    $    1,460   $    3,152   $    3,162    $    3,527
                                                        ==========    ==========   ==========   ==========    ==========
                    Portfolio turnover                       0.00%        24.65%       26.86%       11.09%       124.72%
                                                        ==========    ==========   ==========   ==========    ==========


                                                                         California Limited Maturity Fund

                                                                                     Class B
The following per share data and ratios have             For the
been derived from information provided in the           Six Months
financial statements.                                     Ended
                                                       January 31,              For the Year Ended July 31,
Increase (Decrease) in Net Asset Value:                    1999          1998          1997        1996         1995
Per Share           Net asset value, beginning of
Operating           period                              $    10.12   $     10.21  $     10.04  $      9.99   $      9.88
Performance:                                            ----------    ----------   ----------   ----------    ----------
                    Investment income--net                     .15           .35          .34          .36           .39
                    Realized and unrealized gain
                    (loss) on investments--net                 .16          (.09)         .17          .05           .11
                                                        ----------    ----------   ----------   ----------    ----------
                    Total from investment operations           .31           .26          .51          .41           .50
                                                        ----------    ----------   ----------   ----------    ----------
                    Less dividends from investment
                    income--net                               (.15)         (.35)        (.34)        (.36)         (.39)
                                                        ----------    ----------   ----------   ----------    ----------
                    Net asset value, end of period      $    10.28    $    10.12   $    10.21   $    10.04    $     9.99
                                                        ==========    ==========   ==========   ==========    ==========

Total Investment    Based on net asset value
Return:**           per share                                3.06%++       2.59%        5.20%        4.08%         5.23%
                                                        ==========    ==========   ==========   ==========    ==========

Ratios to Average   Expenses, net of reimbursement           1.87%*        1.51%        1.44%        1.30%          .76%
Net Assets:                                             ==========    ==========   ==========   ==========    ==========
                    Expenses                                 2.07%*        1.71%        1.64%        1.66%         1.80%
                                                        ==========    ==========   ==========   ==========    ==========
                    Investment income--net                   2.90%*        3.45%        3.39%        3.53%         4.00%
                                                        ==========    ==========   ==========   ==========    ==========

Supplemental        Net assets, end of period (in
Data:               thousands)                          $    4,690    $    4,812   $    6,877   $    9,919    $   10,363
                                                        ==========    ==========   ==========   ==========    ==========
                    Portfolio turnover                       0.00%        24.65%       26.86%       11.09%       124.72%
                                                        ==========    ==========   ==========   ==========    ==========

                   *Annualized.
                  **Total investment returns exclude the effects of sales loads. ++Aggregate total investment return.

                    See Notes to Financial Statements.



Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, January 31, 1999


FINANCIAL HIGHLIGHTS (continued)
                                                                         California Limited Maturity Fund

                                                                                     Class C
The following per share data and ratios have                                                                  For the
been derived from information provided in the         For the Six                                              Period
financial statements.                                 Months Ended                                        Oct. 21, 1994++
                                                      January 31,          For the Year Ended July 31,      to July 31,
Increase (Decrease) in Net Asset Value:                   1999           1998          1997        1996         1995
Per Share           Net asset value, beginning of
Operating           period                              $    10.12    $    10.22   $    10.05   $     9.99    $     9.76
Performance:                                            ----------    ----------   ----------   ----------    ----------
                    Investment income--net                     .16           .37          .36          .37           .31
                    Realized and unrealized gain
                    i(loss) on nvestments--net                 .16          (.10)         .17          .06           .23
                                                        ----------    ----------   ----------   ----------    ----------
                    Total from investment operations           .32           .27          .53          .43           .54
                                                        ----------    ----------   ----------   ----------    ----------
                    Less dividends from investment
                    income--net                               (.16)         (.37)        (.36)        (.37)         (.31)
                                                        ----------    ----------   ----------   ----------    ----------
                    Net asset value, end of period      $    10.28    $    10.12   $    10.22   $    10.05    $     9.99
                                                        ==========    ==========   ==========   ==========    ==========

Total Investment    Based on net asset value
Return:**           per share                                3.15%+++      2.68%        5.39%        4.35%         5.60%+++
                                                        ==========    ==========   ==========   ==========    ==========

Ratios to Average   Expenses, net of reimbursement           1.68%*        1.36%        1.25%        1.14%          .82%*
Net Assets:                                             ==========    ==========   ==========   ==========    ==========
                    Expenses                                 1.88%*        1.56%        1.45%        1.50%         1.98%*
                                                        ==========    ==========   ==========   ==========    ==========
                    Investment income--net                   3.09%*        3.61%        3.58%        3.69%         4.04%*
                                                        ==========    ==========   ==========   ==========    ==========

Supplemental        Net assets, end of period (in
Data:               thousands)                          $      117    $       95   $       57   $       55    $       64
                                                        ==========    ==========   ==========   ==========    ==========
                    Portfolio turnover                       0.00%        24.65%       26.86%       11.09%       124.72%
                                                        ==========    ==========   ==========   ==========    ==========


                                                                         California Limited Maturity Fund

                                                                                     Class D
The following per share data and ratios have                                                                  For the
been derived from information provided in the          For the Six                                             Period
financial statements.                                  Months Ended                                       Oct. 21, 1994++
                                                       January 31,        For the Year Ended July 31,       to July 31,
Increase (Decrease) in Net Asset Value:                   1999           1998          1997        1996         1995
Per Share           Net asset value, beginning of
Operating           period                              $    10.13    $    10.22   $    10.05   $     9.99    $     9.76
Performance:                                            ----------    ----------   ----------   ----------    ----------
                    Investment income--net                     .16           .38          .37          .38           .33
                    Realized and unrealized gain
                    (loss) on investments--net                 .15          (.09)         .17          .06           .23
                                                        ----------    ----------   ----------   ----------    ----------
                    Total from investment
                    operations                                 .31           .29          .54          .44           .56
                                                        ----------    ----------   ----------   ----------    ----------
                    Less dividends from investment
                    income--net                               (.16)         (.38)        (.37)        (.38)         (.33)
                                                        ----------    ----------   ----------   ----------    ----------
                    Net asset value, end of period      $    10.28    $    10.13   $    10.22   $    10.05    $     9.99
                                                        ==========    ==========   ==========   ==========    ==========

Total Investment    Based on net asset value
Return:**           per share                                3.09%+++      2.86%        5.47%        4.46%         5.85%+++
                                                        ==========    ==========   ==========   ==========    ==========

Ratios to Average   Expenses, net of reimbursement           1.61%*        1.25%        1.15%        1.06%          .66%*
Net Assets:                                             ==========    ==========   ==========   ==========    ==========
                    Expenses                                 1.81%*        1.45%        1.35%        1.40%         1.81%*
                                                        ==========    ==========   ==========   ==========    ==========
                    Investment income--net                   3.15%*        3.70%        3.69%        3.77%         4.28%*
                                                        ==========    ==========   ==========   ==========    ==========

Supplemental        Net assets, end of period (in
Data:               thousands)                          $    4,525    $    2,713   $    4,043   $    2,185    $    1,771
                                                        ==========    ==========   ==========   ==========    ==========
                    Portfolio turnover                       0.00%        24.65%       26.86%       11.09%       124.72%
                                                        ==========    ==========   ==========   ==========    ==========



                                                                          Florida Limited Maturity Fund

                                                                                     Class A
The following per share data and ratios have
been derived from information provided in the          For the Six
financial statements.                                  Months Ended
                                                       January 31,              For the Year Ended July 31,
Increase (Decrease) in Net Asset Value:                    1999          1998          1997        1996         1995
Per Share           Net asset value, beginning of
Operating           period                             $     10.00    $    10.07  $      9.96   $    10.02    $     9.87
Performance:                                            ----------    ----------   ----------   ----------    ----------
                    Investment income--net                     .17           .38          .40          .40           .43
                    Realized and unrealized gain
                    (loss) on investments--net                 .16          (.07)         .11         (.06)          .15
                                                        ----------    ----------   ----------   ----------    ----------
                    Total from investment operations           .33           .31          .51          .34           .58
                                                        ----------    ----------   ----------   ----------    ----------
                    Less dividends from investment
                    income--net                               (.17)         (.38)        (.40)        (.40)         (.43)
                                                        ----------    ----------   ----------   ----------    ----------
                    Net asset value, end of period      $    10.16    $    10.00   $    10.07   $     9.96    $    10.02
                                                        ==========    ==========   ==========   ==========    ==========

Total Investment    Based on net asset value
Return:**           per share                                3.32%+++      3.17%        5.20%        3.45%         6.05%
                                                        ==========    ==========   ==========   ==========    ==========

Ratios to Average   Expenses, net of reimbursement           1.45%*        1.19%        1.09%         .89%          .39%
Net Assets:                                             ==========    ==========   ==========   ==========    ==========
                    Expenses                                 1.45%*        1.19%        1.09%         .97%         1.03%
                                                        ==========    ==========   ==========   ==========    ==========
                    Investment income--net                   3.37%*        3.81%        3.98%        4.01%         4.39%
                                                        ==========    ==========   ==========   ==========    ==========

Supplemental        Net assets, end of period (in
Data:               thousands)                          $    5,014    $    5,331   $    6,376   $    7,874    $    9,849
                                                        ==========    ==========   ==========   ==========    ==========
                    Portfolio turnover                       4.85%        39.52%       35.67%       39.90%       138.97%
                                                        ==========    ==========   ==========   ==========    ==========

                   *Annualized.
                  **Total investment returns exclude the effects of sales loads. ++Commencement of operations.
                 +++Aggregate total investment return.


                    See Notes to Financial Statements.


Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, January 31, 1999


FINANCIAL HIGHLIGHTS (concluded)
                                                                         Florida Limited Maturity Fund

                                                                                    Class B
The following per share data and ratios have           For the Six
been derived from information provided in the            Months
financial statements.                                    Ended
                                                       January 31,               For the Year Ended July 31,
Increase (Decrease) in Net Asset Value:                   1999           1998         1997         1996         1995
Per Share           Net asset value, beginning of
Operating           period                              $    10.00    $    10.07   $     9.96   $    10.02    $     9.88
Performance:                                            ----------    ----------   ----------   ----------    ----------
                    Investment income--net                     .15           .35          .36          .37           .40
                    Realized and unrealized gain
                    (loss) on investments--net                 .16          (.07)         .11         (.06)          .14
                                                        ----------    ----------   ----------   ----------    ----------
                    Total from investment operations           .31           .28          .47          .31           .54
                                                        ----------    ----------   ----------   ----------    ----------
                    Less dividends from investment
                    income--net                               (.15)         (.35)        (.36)        (.37)         (.40)
                                                        ----------    ----------   ----------   ----------    ----------
                    Net asset value, end of
                    period                              $    10.16    $    10.00   $    10.07   $     9.96    $    10.02
                                                        ==========    ==========   ==========   ==========    ==========

Total Investment    Based on net asset value
Return:**           per share                                3.14%+++      2.80%        4.83%        3.08%         5.57%
                                                        ==========    ==========   ==========   ==========    ==========

Ratios to           Expenses, net of reimbursement           1.80%*        1.54%        1.45%        1.24%          .75%
Average                                                 ==========    ==========   ==========   ==========    ==========
Net Assets:         Expenses                                 1.80%*        1.54%        1.45%        1.32%         1.38%
                                                        ==========    ==========   ==========   ==========    ==========
                    Investment income--net                   3.01%*        3.46%        3.63%        3.66%         4.05%
                                                        ==========    ==========   ==========   ==========    ==========

Supplemental        Net assets, end of period (in
Data:               thousands)                          $    9,020    $    8,014   $   11,461   $   13,690    $   16,213
                                                        ==========    ==========   ==========   ==========    ==========
                    Portfolio turnover                       4.85%        39.52%       35.67%       39.90%       138.97%
                                                        ==========    ==========   ==========   ==========    ==========



                                                                          Florida Limited Maturity Fund

                                                                                     Class C
The following per share data and ratios have been                                                             For the
derived from information provided in the               For the Six                                             Period
financial statements.                                  Months Ended                                       Oct. 21, 1994++
                                                       January 31,         For the Year Ended July 31,      to July 31,
Increase (Decrease) in Net Asset Value:                   1999            1998         1997         1996        1995
Per Share           Net asset value, beginning of
Operating           period                              $     9.93    $    10.00   $     9.90   $    10.01    $     9.76
Performance:                                            ----------    ----------   ----------   ----------    ----------
                    Investment income--net                     .15           .33          .38          .36           .29
                    Realized and unrealized gain
                    (loss) on investments--net                 .16          (.07)         .10         (.11)          .25
                                                        ----------    ----------   ----------   ----------    ----------
                    Total from investment operations           .31           .26          .48          .25           .54
                                                        ----------    ----------   ----------   ----------    ----------
                    Less dividends from investment
                    income--net                               (.15)         (.33)        (.38)        (.36)         (.29)
                                                        ----------    ----------   ----------   ----------    ----------
                    Net asset value, end of period      $    10.09    $     9.93   $    10.00   $     9.90    $    10.01
                                                        ==========    ==========   ==========   ==========    ==========

Total Investment    Based on net asset value
Return:**           per share                                3.10%+++      2.65%        4.93%        2.48%         5.65%+++
                                                        ==========    ==========   ==========   ==========    ==========

Ratios to           Expenses, net of reimbursement           1.62%*        1.29%        1.26%        1.21%         1.09%*
Average                                                 ==========    ==========   ==========   ==========    ==========
Net Assets:         Expenses                                 1.62%*        1.29%        1.26%        1.23%         1.67%*
                                                        ==========    ==========   ==========   ==========    ==========
                    Investment income--net                   3.05%*        3.78%        3.83%        3.75%         3.83%*
                                                        ==========    ==========   ==========   ==========    ==========

Supplemental        Net assets, end of period
Data:               (in thousands)                      $      151    $        1   $       60   $       52    $        1
                                                        ==========    ==========   ==========   ==========    ==========
                    Portfolio turnover                       4.85%        39.52%       35.67%       39.90%       138.97%
                                                        ==========    ==========   ==========   ==========    ==========


                                                                          Florida Limited Maturity Fund

                                                                                     Class D
The following per share data and ratios have                                                                   For the
been derived from information provided in the          For the Six                                              Period
financial statements.                                  Months Ended                                        Oct. 21, 1994++
                                                       January 31,         For the Year Ended July 31,       to July 31,
Increase (Decrease) in Net Asset Value:                   1999            1998         1997         1996         1995
Per Share           Net asset value, beginning of
Operating           period                              $    10.00     $   10.06   $     9.95   $    10.01    $     9.76
Performance:                                            ----------    ----------   ----------   ----------    ----------
                    Investment income--net                     .16           .37          .39          .39           .33
                    Realized and unrealized gain
                    (loss) on investments--net                 .15          (.06)         .11         (.06)          .25
                                                        ----------    ----------   ----------   ----------    ----------
                    Total from investment
                    operations                                 .31           .31          .50          .33           .58
                                                        ----------    ----------   ----------   ----------    ----------
                    Less dividends from investment
                    income--net                               (.16)         (.37)        (.39)        (.39)         (.33)
                                                        ----------    ----------   ----------   ----------    ----------
                    Net asset value, end of period      $    10.15    $    10.00   $    10.06   $     9.95    $    10.01
                                                        ==========    ==========   ==========   ==========    ==========

Total Investment    Based on net asset value
Return:**           per share                                3.17%+++      3.17%        5.10%        3.35%         6.07%+++
                                                        ==========    ==========   ==========   ==========    ==========

Ratios to Average   Expenses, net of reimbursement           1.55%*        1.29%        1.19%         .99%          .67%*
Net Assets:                                             ==========    ==========   ==========   ==========    ==========
                    Expenses                                 1.55%*        1.29%        1.19%        1.07%         1.19%*
                                                        ==========    ==========   ==========   ==========    ==========
                    Investment income--net                   3.27%*        3.71%        3.88%        3.91%         4.23%*
                                                        ==========    ==========   ==========   ==========    ==========

Supplemental        Net assets, end of period
Data:               (in thousands)                      $    5,794    $    5,362   $    7,733   $    6,406    $    7,210
                                                        ==========    ==========   ==========   ==========    ==========
                    Portfolio turnover                       4.85%        39.52%       35.67%       39.90%       138.97%
                                                        ==========    ==========   ==========   ==========    ==========

                   *Annualized.
                  **Total investment returns exclude the effects of sales loads. ++Commencement of operations.
                 +++Aggregate total investment return.

                    See Notes to Financial Statements.


Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, January 31, 1999



NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
Merrill Lynch Multi-State Limited Maturity Municipal Series Trust (the "Trust") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company consisting of two separate series: Merrill Lynch California Limited Maturity Municipal Bond Fund ("California Limited Maturity Fund") and Merrill Lynch Florida Limited Maturity Municipal Bond Fund ("Florida Limited Maturity Fund"). The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. Each series of the Trust is referred to herein as a "Fund". The Trust offers four classes of shares under the Merrill Lynch Select Pricing SM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments--Municipal bonds and other portfolio securities in which the Funds invest are traded primarily in the over-the-counter municipal bond and money markets and are valued at the last available bid price in the over-the-counter market or on the basis of yield equivalents as obtained from one or more dealers that make markets in the securities. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their settlement prices as of the close of such exchanges. Short-term investments with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by a pricing service retained by the Trust, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

(b) Derivative financial instruments--Each Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the debt markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Financial futures contracts--The Funds may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes--It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recognized on the accrual basis. Discounts and market premiums are amortized into interest income. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Deferred organization expenses and prepaid registration fees-- Deferred organization expenses are charged to expense on a straight-line basis over a period not exceeding five years. Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Trust has also entered into Distribution Agreements and Distribution Plans with Merrill Lynch Funds Distributor ("MLFD" or "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of each Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays a monthly fee at the annual rate of 0.35% of that Fund's average daily net assets.

For the six months ended January 31, 1999, FAM earned fees of $17,932 from California Limited Maturity Fund, of which $10,247 was voluntarily waived.

Pursuant to the Distribution Plans adopted by the Trust in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Funds pay the Distributor ongoing account maintenance and distribution fees. The Distributor voluntarily did not collect any Class C distribution fees for the six months ended January 31, 1999. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                          Account
                                        Maintenance    Distribution
                                            Fee            Fee

Class B                                     0.15%          0.20%
Class C                                     0.15%          0.20%
Class D                                     0.10%           --


Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Trust. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended January 31, 1999, MLFD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Florida Limited Maturity Fund's Class D Shares as follows:


                                           MLFD           MLPF&S

Florida Limited Maturity Fund Class D      $  40           $574


MLPF&S received contingent deferred sales charges relating to transactions in Class B and Class C Shares as follows:


                                         Class B         Class C
                                          Shares          Shares

California Limited Maturity Fund          $1,792           $106
Florida Limited Maturity Fund                279            --


Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Trust's transfer agent.

Accounting services are provided to the Trust by FAM at cost.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, PFD, FDS, and/or ML & Co.



Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, January 31, 1999



NOTES TO FINANCIAL STATEMENTS (continued)


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 1999 were as follows:

                                       Purchases         Sales

California Limited Maturity Fund      $2,448,702             --
Florida Limited Maturity Fund          1,508,023       $913,973


Net realized gains (losses) for the six months ended January 31, 1999 and net unrealized gains as of January 31, 1999 were as follows:



                                        Realized      Unrealized
California Limited Maturity Fund         Gains          Gains

Long-term investments                         --      $ 667,809
Short-term investments                 $     590            419
                                       ---------      ---------
Total                                  $     590      $ 668,228
                                       =========      =========


                                        Realized      Unrealized
Florida Limited Maturity Fund            Losses         Gains
Long-term investments                  $ (46,468)     $ 898,350
                                       ---------      ---------
Total                                  $ (46,468)     $ 898,350
                                       =========      =========


As of January 31, 1999, net unrealized appreciation and the aggregate cost of investments for Federal income tax purposes were as follows:


Limited                Gross            Net           Aggregate
Maturity             Unrealized      Unrealized        Cost of
Portfolio           Appreciation    Appreciation     Investments

California            $668,228       $668,228       $10,017,506
Florida                898,350        898,350        18,960,360



4. Beneficial Interest Transactions:
Net increase (decrease) in net assets derived from beneficial interest transactions for the six months ended January 31, 1999 and for the year ended July 31, 1998, respectively, were as follows:


                                     For the Six        For the
                                     Months Ended      Year Ended
                                   January 31, 1999  July 31, 1998

California Limited Maturity Fund      $1,629,684      $(4,939,204)
Florida Limited Maturity Fund            967,265       (6,762,222)


Transactions in shares of beneficial interest for each class were as follows:


California Limited Maturity Fund

Class A Shares for the Six Months                      Dollar
Ended January 31, 1999                  Shares         Amount

Shares sold                                5,647    $    57,664
Shares issued to shareholders in
reinvestment of dividends                  1,228         12,564
                                     -----------    -----------
Total issued                               6,875         70,228
Shares redeemed                           (2,524)       (25,812)
                                     -----------    -----------
Net increase                               4,351    $    44,416
                                     ===========    ===========


California Limited Maturity Fund

Class A Shares for the Year                            Dollar
Ended July 31, 1998                     Shares         Amount

Shares sold                               12,475    $   126,814
Shares issued to shareholders in
reinvestment of dividends                  2,996         30,433
                                     -----------    -----------
Total issued                              15,471        157,247
Shares redeemed                         (179,897)    (1,826,328)
                                     -----------    -----------
Net decrease                            (164,426)   $(1,669,081)
                                     ===========    ===========


California Limited Maturity Fund

Class B Shares for the Six Months                      Dollar
Ended January 31, 1999                  Shares         Amount

Shares sold                              100,325    $ 1,024,622
Shares issued to shareholders in
reinvestment of dividends                  4,606         47,120
                                     -----------    -----------
Total issued                             104,931      1,071,742
Shares redeemed                         (124,000)    (1,268,387)
                                     -----------    -----------
Net decrease                             (19,069)   $ (196,645)
                                     ===========    ===========


California Limited Maturity Fund

Class B Shares for the Year                            Dollar
Ended July 31, 1998                     Shares         Amount

Shares sold                              124,239    $ 1,261,328
Shares issued to shareholders in
reinvestment of dividends                 12,571        127,693
                                     -----------    -----------
Total issued                             136,810      1,389,021
Shares redeemed                         (334,719)    (3,399,548)
                                     -----------    -----------
Net decrease                            (197,909)   $(2,010,527)
                                     ===========    ===========


California Limited Maturity Fund

Class C Shares for the Six Months                      Dollar
Ended January 31, 1999                  Shares         Amount

Shares sold                                3,433    $    35,335
Shares issued to shareholders in
reinvestment of dividends                     68            697
                                     -----------    -----------
Total issued                               3,501         36,032
Shares redeemed                           (1,581)       (16,176)
                                     -----------    -----------
Net increase                               1,920    $    19,856
                                     ===========    ===========


California Limited Maturity Fund

Class C Shares for the Year                            Dollar
Ended July 31, 1998                     Shares         Amount

Shares sold                                4,442    $    45,039
Shares issued to shareholders in
reinvestment of dividends                     20            197
                                     -----------    -----------
Total issued                               4,462         45,236
Shares redeemed                             (629)        (6,347)
                                     -----------    -----------
Net increase                               3,833    $    38,889
                                     ===========    ===========


California Limited Maturity Fund

Class D Shares for the Six Months                      Dollar
Ended January 31, 1999                  Shares         Amount

Shares sold                              171,939    $ 1,759,596
Shares issued to shareholders in
reinvestment of dividends                  5,472         56,016
                                     -----------    -----------
Total issued                             177,411      1,815,612
Shares redeemed                           (5,246)       (53,555)
                                     -----------    -----------
Net increase                             172,165    $ 1,762,057
                                     ===========    ===========


California Limited Maturity Fund

Class D Shares for the Year                            Dollar
Ended July 31, 1998                     Shares         Amount

Shares sold                                7,329    $    74,243
Shares issued to shareholders in
reinvestment of dividends                  8,631         87,687
                                     -----------    -----------
Total issued                              15,960        161,930
Shares redeemed                         (143,748)    (1,460,415)
                                     -----------    -----------
Net decrease                            (127,788)   $(1,298,485)
                                     ===========    ===========


Florida Limited Maturity Fund

Class A Shares for the Six Months                      Dollar
Ended January 31, 1999                  Shares         Amount

Shares sold                               15,005    $   151,608
Shares issued to shareholders in
reinvestment of dividends                  2,012         20,303
                                     -----------    -----------
Total issued                              17,017        171,911
Shares redeemed                          (56,489)      (568,666)
                                     -----------    -----------
Net decrease                             (39,472)   $  (396,755)
                                     ===========    ===========


Florida Limited Maturity Fund

Class A Shares for the Year                            Dollar
Ended July 31, 1998                     Shares         Amount

Shares sold                               41,661    $   418,928
Shares issued to shareholders in
reinvestment of dividends                  5,340         53,529
                                     -----------    -----------
Total issued                              47,001        472,457
Shares redeemed                         (147,389)    (1,479,291)
                                     -----------    -----------
Net decrease                            (100,388)   $(1,006,834)
                                     ===========    ===========


Florida Limited Maturity Fund

Class B Shares for the Six Months                      Dollar
Ended January 31, 1999                  Shares         Amount

Shares sold                              355,912    $ 3,592,019
Shares issued to shareholders in
reinvestment of dividends                  6,050         61,045
                                     -----------    -----------
Total issued                             361,962      3,653,064
Shares redeemed                         (275,294)    (2,781,114)
                                     -----------    -----------
Net increase                              86,668    $   871,950
                                     ===========    ===========


Florida Limited Maturity Fund

Class B Shares for the Year                            Dollar
Ended July 31, 1998                     Shares         Amount

Shares sold                               72,227    $   724,926
Shares issued to shareholders in
reinvestment of dividends                 18,097        181,362
                                     -----------    -----------
Total issued                              90,324        906,288
Automatic conversion of shares            (2,048)       (20,567)
Shares redeemed                         (425,682)    (4,270,272)
                                     -----------    -----------
Net decrease                            (337,406)   $(3,384,551)
                                     ===========    ===========



Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, January 31, 1999


NOTES TO FINANCIAL STATEMENTS (concluded)


Florida Limited Maturity Fund

Class C Shares for the Six Months                      Dollar
Ended January 31, 1999                  Shares         Amount

Shares sold                               14,831    $   148,588
Shares issued to shareholders in
reinvestment of dividends                     15            152
                                     -----------    -----------
Net increase                              14,846    $   148,740
                                     ===========    ===========


Florida Limited Maturity Fund

Class C Shares for the Year                            Dollar
Ended July 31, 1998                     Shares         Amount

Shares issued to shareholders in
reinvestment of dividends                     64    $       640
Shares redeemed                           (5,907)       (58,841)
                                     -----------    -----------
Net decrease                              (5,843)   $   (58,201)
                                     ===========    ===========


Florida Limited Maturity Fund

Class D Shares for the Six Months                      Dollar
Ended January 31, 1999                  Shares         Amount

Shares sold                               82,781    $   834,423
Shares issued to shareholders in
reinvestment of dividends                  1,684         16,991
                                     -----------    -----------
Total issued                              84,465        851,414
Shares redeemed                          (50,061)      (508,084)
                                     -----------    -----------
Net increase                              34,404    $   343,330
                                     ===========    ===========


Florida Limited Maturity Fund

Class D Shares for the Year                            Dollar
Ended July 31, 1998                     Shares         Amount

Shares sold                              221,619    $ 2,218,964
Automatic conversion of shares             2,050         20,567
Shares issued to shareholders in
reinvestment of dividends                  4,288         42,965
                                     -----------    -----------
Total issued                             227,957      2,282,496
Shares redeemed                         (460,166)    (4,595,132)
                                     -----------    -----------
Net decrease                            (232,209)   $(2,312,636)
                                     ===========    ===========


5. Capital Loss Carryforward:
At July 31, 1998, each Fund of the Trust had an approximate net capital loss carryforward as follows: $287,000 in the California Limited Maturity Fund, of which $8,000 expires in 2003 and $279,000 expires in 2004; and $631,000 in the Florida Limited Maturity Fund, of which $431,000 expires in 2003 and $200,000 expires in 2004. These amounts will be available to offset like amounts of any future taxable gains.